PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule Of Prepaid Expenses And Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Advances to third parties	[1]	$ 30,787	$ 14,325
Prepaid expenses		4,144	3,919
Deposits		340	4,294
Loan to third parties		4,029	2,720
Funds receivable	[2]	1,477	3,880
Other current assets		5,988	6,812
Total		49,515	48,226
Mapbar Technology Limited [Member]
Disposal Group		0	4,585
Online Wealth Management Business
Disposal Group		2,388	3,482
Pingan Bank [Member]
Receivable from brokers	[3]	$ 362	$ 4,209

[1]	Advances to third parties mainly represents cash advanced to third party dealerships for car purchase. Specifically, some of the advances to third parties relates to consignment sales, in which the Company acts as an agent and assists other third party dealerships in the sale of their cars by allowing them to move their cars to the Company’s own lot. The Company pays those third party dealerships an advance amounting to the value of the car. The Company agrees to market those cars and if successfully sold, receives a commission from those third party dealerships. The Company does not take title to the cars and merely acts as an agent. The advance is subsequently settled either (1) when the car is sold by the Company or (2) if the car is not sold, the cash is remitted back to the Company by the third party dealership. The balance was substantially collected after December 31, 2018 and the commission earned from the above arrangements is immaterial for the years ended December 31, 2017 and 2018.
[2]	Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2017 and 2018. The balances were collected subsequent to year-end.
[3]	Other receivable represents cash advanced to customers of third party dealerships for purchase of cars for which loans were approved by a bank but for which the customers has not yet received the cash. The amount was subsequently collected by the Company after year-end.